WARRANTS (Details - Warrant activity) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding	24,418,113	13,527,113
Warrants outstanding, weighted average exercise price	$ 0.05	$ 0.05
Warrants outstanding, contractual term	3 years 18 days	3 years 9 months 21 days	4 years 4 months 20 days
Warrants granted	3,690,000	10,891,000
Warrants granted, weighted average exercise price	$ 0.10	$ 0.00
Warrants granted, contractual term	3 years	5 years
Warrants exercised	0	0
Warrants exercised, weighted average exercise price	$ 0	$ 0
Warrants expired/canceled	300,000	0
Warrants expired/canceled, weighted average exercise price	$ 0.05	$ 0
Warrants expired/canceled	(300,000)	0
Warrants expired/canceled, weighted average exercise price	$ (0.05)	$ 0
Warrants outstanding	27,808,113	24,418,113	13,527,113
Warrants outstanding, weighted average exercise price	$ 0.06	$ 0.05	$ 0.05
Warrants exercisable	27,808,113	24,418,113	13,527,113
Warrants exercisable, weighted average exercise price	$ 0.06
Warrants exercisable, contractual term	3 years 18 days